S000036206 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%		7.82%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
C000179756 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.56%	7.72%		8.04%
Performance Inception Date			Jan. 03, 2017
C000179756 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.35%	5.95%		6.57%
Performance Inception Date			Jan. 03, 2017
C000179756 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	5.72%		6.14%
Performance Inception Date			Jan. 03, 2017

[1]	Returns shown for periods prior to the inception date for Class Inst shares include the returns of the Fund’s Class A shares through January 2, 2017. Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.